PREPAYMENTS, RECEIVABLES AND OTHER ASSETS	12 Months Ended
Dec. 31, 2022
Seamless Group Inc [Member]
PREPAYMENTS, RECEIVABLES AND OTHER ASSETS

4        Prepayments, receivables and other assets

	December 31,
	2022	2021
	US$	US$

Contract asset	4,657,799	4,181,989
Other receivables	54,425	38,383
Prefunding to remittances partner	21,896,243	12,363,982
Deposits	1,438,316	3,086,382
Goods and services tax/ Value-added tax recoverable	13,842	18,049
Prepayments	503,123	332,866
Airtime stock	715,755	1,252,740
Inventory	162,227	—
Current tax recoverable	1,094,332	596,059
Others	1,240,134	902,829
	31,776,196	22,773,279

Movement of contract assets are as follows:

	December 31,
	2022	2021
	US$	US$

As at January 1	4,189,989	—
Rights of consideration for service rendered but not billed	467,810	—
As at December 31	4,657,799	4,189,989

SEAMLESS GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS